RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2022	Nov. 30, 2022
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On January 7, 2022, the Sponsor paid $25,000, or approximately $0.009 per share, to cover certain offering costs in consideration for 2,875,000 Class B ordinary shares, par value $0.0001 (the “Founder Shares”). Up to 375,000 Founder Shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option is exercised. The Founder Shares are no longer subject to forfeiture due to full exercise of the over-allotment by the underwriter.

The Company’s initial shareholders have agreed not to transfer, assign or sell any of their Founder Shares (or ordinary shares issuable upon conversion thereof) until the earlier to occur of: (A) 180 days after the completion of the initial Business Combination and (B) the date on which the Company complete a liquidation, merger, capital share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property (the “Lock-up”). Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial shareholders with respect to any Founder Shares. Notwithstanding the foregoing, the converted Class A ordinary shares will be released from the Lock-up if (i) the last reported sale price of the Class A ordinary share equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and other transactions) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (ii) if the Company completes a transaction after the initial Business Combination which results in all of the Company’s shareholders having the right to exchange their shares for cash, securities or other property.

Administrative Services Fee

The Company pays an affiliate of the Sponsor $20,000 per month for office space, utilities and secretarial and administrative support and to reimburse the Sponsor for any out-of-pocket expenses related to identifying, investigating, and completing an initial Business Combination commencing on the filing of the initial draft registration statement, which was January 27, 2022. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three and six months ended May 31, 2023, the Company has incurred $60,000 and $120,000 respectively, in fees for these services. For the three months ended May 31, 2022 and for the period from December 6, 2021 (inception) through May 31, 2022, the Company incurred $60,000 and $80,000 respectively, in fees for these services.

Promissory Note — Related Party

On January 7, 2022, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the Initial Public Offering. These loans are non-interest bearing, unsecured and are due at the earlier of October 31, 2022 or the closing of the Initial Public Offering. On June 22, 2022 the Company paid the balance due on the promissory note of $83,954. As of May 31, 2023 and November 30, 2022, there was no balance outstanding under the Promissory Note. Borrowings under the Promissory Note are no longer available.

Working Capital Loans

In order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close. The Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. As of May 31, 2023 and November 30, 2022, the Company had no borrowings under the Working Capital Loans.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On January 7, 2022, the Sponsor paid $25,000, or approximately $0.009 per share, to cover certain offering costs in consideration for 2,875,000 Class B ordinary shares, par value $0.0001 (the “Founder Shares”). Up to 375,000 Founder Shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option is exercised. The Founder Shares are no longer subject to forfeiture due to full exercise of the over-allotment by the underwriter.

The Company’s initial shareholders have agreed not to transfer, assign or sell any of their Founder Shares (or ordinary shares issuable upon conversion thereof) until the earlier to occur of: (A) 180 days after the completion of the initial Business Combination and (B) the date on which the Company complete a liquidation, merger, capital share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property (the “Lock-up”). Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial shareholders with respect to any Founder Shares. Notwithstanding the foregoing, the converted Class A ordinary shares will be released from the Lock-up if (i) the last reported sale price of the Class A ordinary share equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and other transactions) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (ii) if the Company completes a transaction after the initial Business Combination which results in all of the Company’s shareholders having the right to exchange their shares for cash, securities or other property.

Administrative Services Fee

The Company pays an affiliate of the Sponsor $20,000 per month for office space, utilities and secretarial and administrative support and to reimburse the Sponsor for any out-of-pocket expenses related to identifying, investigating, and completing an initial Business Combination commencing on the filing of the initial draft registration statement, which was January 27, 2022. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the year ended November 30, 2022 and for the period from December 6, 2021 (inception) through November 30, 2022, the Company incurred $200,000 respectively, in fees for these services.

Promissory Note — Related Party

On January 7, 2022, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the Initial Public Offering. These loans are non-interest bearing, unsecured and are due at the earlier of October 31, 2022 or the closing of the Initial Public Offering. On June 22, 2022 the Company paid the balance due on the promissory note of $83,954. As of November 30, 2022, there was no balance outstanding under the Promissory Note. Borrowings under the Promissory Note are no longer available.

Working Capital Loans

In order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close. The Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. As of November 30, 2022, the Company had no borrowings under the Working Capital Loans.

Allrites Holdings Pte Ltd And Subsidiaries [Member]
RELATED PARTY TRANSACTIONS

Note 8 — Related Party Transactions

Other Liability – related party

On December 28, 2021, the Company received $9,973 from an affiliate entity under common ownership. As of December 31, 2022 and 2021, the outstanding payable amount was $9,973.

Note Payable – related party

In April 2022 and December 2022, the Company borrowed $200,722 and $38,961, respectively, from the CEO of the Company (see Note 9).